Financial investments and non-current prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial investments	$ 3,600	$ 2,455
Prepayments and financial receivables	1,214	1,033
Current Financial Assets	7,426	7,041
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,629	1,261
Listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	1,261	530
Non-listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	710	664
Financial receivables interest bearing [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	413	345
Prepayments and other non-interest bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	800	688
Time deposits [member]
Disclosure of financial assets [line items]
Current Financial Assets	4,158	4,129
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Current Financial Assets	3,268	2,912
Investment portfolios [Member]
Disclosure of financial assets [line items]
Financial investments	$ 377
Current Financial Assets		$ 896